Leasing Arrangements - Schedule of Capital Leased Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Capital leases	$ 1,463	$ 1,277
Less accumulated amortization	(692)	(524)
Total	$ 771	$ 753